Schedule H, Line 4i - Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 105
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets

CROWN CORK & SEAL COMPANY, INC. RETIREMENT THRIFT PLAN
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
Crown Cork & Seal Company, Inc. Retirement Thrift Plan EIN 23-1526444 Plan No. 105
	Identity of Participant-Directed Issues	Investment Type	Current Value
	Baird Core Plus Bond Fund	Registered Investment Company	$6,283,740
	DFA Emerging Markets Core Equity Portfolio	Registered Investment Company	243,411
	DFA US Targeted Value Portfolio	Registered Investment Company	705,077
	Fidelity Small Cap Growth Fund	Registered Investment Company	10,545,652
	T. Rowe Price International Discovery Fund	Registered Investment Company	255,278
*	Vanguard Developed Markets Index Fund	Registered Investment Company	8,763,107
*	Vanguard International Growth Fund	Registered Investment Company	7,331,759
*	Vanguard Russell 1000 Growth Index Fund	Registered Investment Company	3,004,637
*	Vanguard Cash Reserve Federal Money Market Fund	Registered Investment Company	189,525
*	Vanguard Total Bond Market Index Fund	Registered Investment Company	7,774,037
*	Vanguard Institutional Total Stock Market Index Fund	Registered Investment Company	61,299,801
*	Vanguard Wellington Fund	Registered Investment Company	8,754,343
*	Vanguard Windsor II Fund	Registered Investment Company	3,292,649
*	Vanguard Target Retirement 2020 Trust	Collective Investment Trust	859,836
*	Vanguard Target Retirement 2025 Trust	Collective Investment Trust	4,549,520
*	Vanguard Target Retirement 2030 Trust	Collective Investment Trust	8,960,851
*	Vanguard Target Retirement 2035 Trust	Collective Investment Trust	8,147,773
*	Vanguard Target Retirement 2040 Trust	Collective Investment Trust	6,741,382
*	Vanguard Target Retirement 2045 Trust	Collective Investment Trust	5,047,461
*	Vanguard Target Retirement 2050 Trust	Collective Investment Trust	6,407,200
*	Vanguard Target Retirement 2055 Trust	Collective Investment Trust	3,876,536
*	Vanguard Target Retirement 2060 Trust	Collective Investment Trust	3,712,277
*	Vanguard Target Retirement 2065 Trust	Collective Investment Trust	1,825,455
*	Vanguard Target Retirement 2070 Trust	Collective Investment Trust	260,280
*	Vanguard Target Retirement Income Trust	Collective Investment Trust	3,629,733
*	Vanguard Retirement Savings Trust III	Collective Investment Trust	18,360,249
*	Crown Holdings, Inc. Stock Fund	Common Stock Fund	5,064,837
*	Notes receivable from participants	Interest rates: 4.25% - 9.50%, maturing through August 4, 2031	4,144,745
	Total (Held at End of Year)		$200,031,151

*	Party-in-Interest as defined by ERISA
Cost column not required to be reported as all investments are participant directed.